SCHEDULE OF DETAILED INFORMATION ABOUT INTANGIBLE ASSETS (Details)	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 SGD ($)	Dec. 31, 2024 SGD ($)
IfrsStatementLineItems [Line Items]
At beginning of financial year		$ 93,050
At end of financial year	$ 97,126	124,894	$ 93,050
Amortization charge		30,542	13,199
Intellectual properties licenses [member]
IfrsStatementLineItems [Line Items]
At beginning of financial year		7,276
At end of financial year		1,284	7,276
Amortization charge		642	642
Computer software [member]
IfrsStatementLineItems [Line Items]
At beginning of financial year		1,980
At end of financial year			1,980
Amortization charge		1,980	2,160
Customer-related intangible assets [member]
IfrsStatementLineItems [Line Items]
At beginning of financial year		51,122
At end of financial year		47,855	51,122
Amortization charge		5,146
Licences and franchises [member]
IfrsStatementLineItems [Line Items]
At beginning of financial year		32,317
At end of financial year		11,204	32,317
Amortization charge		21,686	10,397
Technology-based intangible assets [member]
IfrsStatementLineItems [Line Items]
At beginning of financial year
At end of financial year		64,196
Gross carrying amount [member] | Intellectual properties licenses [member]
IfrsStatementLineItems [Line Items]
At beginning of financial year		62,060	62,060
Written off		5,350
Written off		(5,350)
At end of financial year		56,710	62,060
Gross carrying amount [member] | Computer software [member]
IfrsStatementLineItems [Line Items]
At beginning of financial year		11,793	11,737
At end of financial year		11,832	11,793
Currency realignment		39	56
Gross carrying amount [member] | Customer-related intangible assets [member]
IfrsStatementLineItems [Line Items]
At beginning of financial year		51,122
At end of financial year		53,172	51,122
Currency realignment		2,050
Currency realignment			51,122
Gross carrying amount [member] | Licences and franchises [member]
IfrsStatementLineItems [Line Items]
At beginning of financial year		43,089
At end of financial year		44,816	43,089
Currency realignment		1,727
Currency realignment			43,089
Gross carrying amount [member] | Technology-based intangible assets [member]
IfrsStatementLineItems [Line Items]
At beginning of financial year
At end of financial year		65,284
Currency realignment		65,284
Accumulated depreciation [member] | Intellectual properties licenses [member]
IfrsStatementLineItems [Line Items]
At beginning of financial year		54,784	54,142
At end of financial year		55,426	54,784
Amortization charge		642	642
Accumulated depreciation [member] | Computer software [member]
IfrsStatementLineItems [Line Items]
At beginning of financial year		9,813	7,597
At end of financial year		11,832	9,813
Amortization charge		1,980	2,160
Currency realignment		39	56
Accumulated depreciation [member] | Customer-related intangible assets [member]
IfrsStatementLineItems [Line Items]
At beginning of financial year
At end of financial year		5,317
Amortization charge		5,146
Currency realignment		171
Accumulated depreciation [member] | Licences and franchises [member]
IfrsStatementLineItems [Line Items]
At beginning of financial year		10,772
At end of financial year		33,612	10,772
Amortization charge		21,686	10,397
Currency realignment		1,154	375
Accumulated depreciation [member] | Technology-based intangible assets [member]
IfrsStatementLineItems [Line Items]
At beginning of financial year
At end of financial year		1,088
Amortization charge		$ 1,088